Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of [$0] and $45,753) (includes variable interest entity assets, at fair value, of [$0] and $89)	$ 28,163		$ 49,404
Fixed maturities, at fair value using the fair value option (includes variable interest entity assets, at fair value, of [$0] and $132)	791		1,010
Equity securities, trading, at fair value (cost of [$0] and $1,614)	12		1,847
Equity securities, available for sale, at fair value (cost of [$0] and $408)	372		400
Mortgage loans (net of allowances for loan losses of [$0] and $14)	3,470		4,935
Policy loans, at outstanding balance	1,416		1,951
Limited partnership and other alternative investments (includes variable interest entity assets of [$0] and $6)	1,329		1,372
Other investments	270		582
Short-term investments	1,952		2,354
Total investments	37,775		63,855
Cash	446		1,342
Premiums receivable and agents’ balances	33		58
Reinsurance recoverables	19,794		2,893
Deferred policy acquisition costs and present value of future profits	689		3,072
Deferred income taxes, net	2,110		1,557
Goodwill	0		250
Other assets	994		1,306
Separate account assets	140,874		141,558
Total assets	202,715		215,891
Liabilities
Reserve for future policy benefits and unpaid losses and loss adjustment expenses	12,874		11,916
Other policyholder funds and benefits payable	36,856		40,501
Other policyholder funds and benefits payable – international unit-linked bonds and pension products	0		1,837
Consumer notes	84		161
Other liabilities (includes variable interest entity liabilities of [$0] and $111 )	3,788		9,535
Separate account liabilities	140,874	[1],[2]	141,558
Total liabilities	194,476		205,508
Commitments and Contingencies (Note 10)
Stockholder’s Equity
Common stock — 1,000 shares authorized, issued and outstanding, par value [$5,690]	6		6
Additional paid-in capital	6,959		8,155
Accumulated other comprehensive income, net of tax	574		1,987
Retained earnings (deficit)	700		235
Total stockholder’s equity	8,239		10,383
Total liabilities and stockholder’s equity	$ 202,715		$ 215,891

[1]	MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).
[2]	AV includes the contract holder’s investment in the separate account and the general account.